Nature of Operations and Items Impacting Basis of Presentation - Gain by Transaction Component (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Assurant Employee Benefits
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amortization of deferred gains	$ 0.2	$ 0.5	$ 2.8